Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Employee Restricted Equity Awards
Number of Shares
Beginning of year	[3]	9,051,564	[1],[2]	9,918,575	[1],[2]	11,625,981
Add (deduct):
Granted	[3],[4]	2,489,976		3,542,984		2,738,809
Vested	[3]	(3,682,644)		(4,228,673)		(4,293,605)
Forfeited	[3]	(133,669)		(181,322)		(152,610)
End of year	[1],[2],[3]	7,725,227		9,051,564		9,918,575
Weighted Average Grant Date Fair Value
Beginning of year		$ 21.27	[1],[2]	$ 20.13	[1],[2]	$ 17.80
Granted	[4]	25.20		19.32		22.73
Vested		19.53		16.99		15.54
Forfeited		21.63		20.75		18.28
End of year	[1],[2]	$ 23.37		$ 21.27		$ 20.13
Employee Restricted Equity Awards Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]		three, four, and five years

[1]	At December 31, 2015, the number of shares included 2,025,871 performance-based awards at their target amounts. We expect 1,946,565 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
[2]	At December 31, 2015, the total unrecognized compensation cost related to unvested equity awards was $78.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.
[3]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[4]	We reinvest dividend equivalents on restricted stock units. For 2015, 2014, and 2013, the number of units "granted" shown in the table above includes 196,947, 538,749, and 161,077 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.